As Filed with the Securities and Exchange Commission on February 25, 2021

Registration Nos. 2 ‑ 30771
811 ‑ 01764

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N‑4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[    ] Pre‑Effective Amendment No.
[ x ] Post-Effective Amendment No. 69
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[ x ] Amendment No. 70
AMERICAN FIDELITY SEPARATE ACCOUNT A
(FORMERLY AMERICAN FIDELITY VARIABLE ANNUITY FUND A)
(Exact Name of Registrant)
AMERICAN FIDELITY ASSURANCE COMPANY
(Name of Depositor)
9000 CAMERON PARKWAY, OKLAHOMA CITY, OKLAHOMA 73114
(Address of Depositor’s Principal Executive Offices)                     (Zip Code)
Depositor’s Telephone Number, Including Area Code       405.523.2000
Christopher T. Kenney	Jennifer Wheeler
Senior Vice President and	Vice President and Senior Counsel
General Counsel	American Fidelity Assurance Company
American Fidelity Assurance Company	9000 Cameron Parkway
9000 Cameron Parkway	Oklahoma City, Oklahoma 73114
Oklahoma City, Oklahoma 73114
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	As soon as practicable after effectiveness of the Registration Statement
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ x ] on May 1, 2021 pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ]	This post‑effective amendment designates a new effective date for a previously filed post‑effective amendment.

Title of Securities Being Registered:                          Group Variable annuity contracts

AFPR1ME
GROWTH®
                   Variable Annuity
from

May 1, 2021

AFPR1ME GROWTH® Variable Annuity
issued by
American Fidelity Separate Account A
and
American Fidelity Assurance Company
PROSPECTUS
May 1, 2021
American Fidelity Separate Account A (“Separate Account A” or the “Registrant”) is offering the AFPR1ME GROWTH® Variable Annuity.  The AFPR1ME GROWTH® Variable Annuity is issued by American Fidelity Assurance Company in the form of group contracts between American Fidelity Assurance Company and the employer for use in qualified retirement plans or an individual using the contract to fund an Individual Retirement Annuity.
The assets of Separate Account A will be invested solely in Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio* (“Vanguard® VIF Total Stock Market Index Portfolio”), which seeks to track the performance of a benchmark index that measures the investment return of the overall U.S. stock market.
This prospectus contains important information about the AFPR1ME GROWTH® Variable Annuity   and Separate Account A that a prospective investor should know before investing.
If you are a new investor in the policy, you may cancel your AFPR1ME GROWTH® Variable Annuity within 30 days of receiving it without paying fees or penalties.  In some states, this cancellation period may be longer.  Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total policy value, whichever is greater.  You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for Vanguard® VIF Total Stock Market Index Portfolio, the portfolio company available under your contract, may no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Registrant electronically by sending an email request to va.help@americanfidelity.com. You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting us, as set forth above.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.  This prospectus may only be used to offer the contract where the contract may be lawfully sold.  The contract and certain features described in the contract may only be available in certain states. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
* Vanguard is a trademark of The Vanguard Group, Inc.

iii

GLOSSARY OF TERMS
Some of the terms used in this prospectus are technical.  To help you understand these terms, we have defined them below.
Account value:  The value of a participant’s account during the accumulation phase.
Accumulation phase:  The period of time between when a participant elects to participate in the plan and ending when a participant begins receiving annuity payments.  Until a participant begins receiving annuity payments, the participant’s annuity is in the accumulation phase.
Accumulation unit:  The unit of measurement used to keep track of the value of a participant’s interest in a sub-account during the accumulation phase or period.
Annuitant:  The person on whose life annuity payments are based.
Annuity:  A series of installment payments either for a fixed period or for the life of the annuitant, or for the joint lifetime of the annuitant and another person.
Annuity date:  The date annuity payments begin.
Annuity options:  The pay-out methods available during the annuity phase.
Annuity payments:  Regular income payments received from the policy during the annuity phase.
Annuity phase:  The period during which we make annuity payments.
Annuity unit:  The unit of measure we use to calculate annuity payments during the annuity phase.
Contract:  The master group contract between American Fidelity Assurance Company and a contract owner.
Contract owner:  The entity to which a contract is issued, which is normally the employer of participants or an organization representing an employer.
Participant:  A person for whom an interest is maintained under a group variable annuity policy, generally an employee.
Participant account:  The account maintained for each participant reflecting the accumulation units credited.
Policy:  The AFPR1ME GROWTH® Variable Annuity.
Portfolio company:  The Vanguard® Variable Insurance Fund (“VIF”) Total Stock Market Index Portfolio.
Purchase payment:  Money invested in the contract by or on behalf of a participant and allocated to a participant’s account.
Separate Account:  The separate account is called American Fidelity Separate Account A, which is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.
We, Us, Our:  American Fidelity Assurance Company, the insurance company offering the contract or policy.
You, Your:  A participant in the contract, generally an employee.

iv

TABLE OF CONTENTS
Page
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
OVERVIEW OF THE POLICY
FEE TABLE
PRINCIPAL RISKS OF INVESTING IN THE POLICY
GENERAL DESCRIPTION OF THE REGISTRANT, DEPOSITOR AND PORTFOLIO COMPANY
CHARGES
THE AFPR1ME GROWTH® VARIABLE ANNUITY
PURCHASING ACCUMULATION UNITS
RECEIVING PAYMENTS FROM THE ANNUITY
SURRENDERS AND WITHDRAWALS
BENEFITS AVAILABLE UNDER THE POLICY
LOANS
TAXES
LEGAL PROCEEDIINGS
FINANCIAL STATEMENTS
APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT
1 4 4 5 5 6 8 9 10 11 12 13 13 18 18 19

v

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY

FEES AND EXPENSES		CROSS-REFERENCE(S)
Charges for Early Withdrawals.	You may withdraw money at any time during the accumulation phase. No fees are charged for withdrawals.	Surrenders and Withdrawals
Transaction Charges.
You may be charged a fee for other transactions such as purchase payments.  There is a one-time Certificate Fee of $15.00 that will be deducted from your first purchase payment.  There is a per payment administrative charge of $0.50.  The following describes the Participant Transaction Expenses (as a percentage of purchase payments):

• Sales Charge – 3.00%*
• Administrative Expense – 0.25%
• Minimum Death Benefit Expense – 0.75%**
• Deferred Sales Load – None
• Surrender Fees – None

*Waived for purchase payments of $2,000 or more.
**Not applicable after age 65.
Fee Table; Charges

Ongoing Fees and Expenses (annual charges).
The table below describes the fees and expenses that you may pay each year.  Please refer to your policy specifications page for information about the specific fees you will pay.

Annual Fee                Minimum                   Maximum
Base Contract
(as a percentage        0.96025%                    0.96025%
of account value
only one Contract
Class available)

Investment
options
(Portfolio Company
fees and expenses        [   ]%                         [   ]%
as a percentage
of net asset value
only one
investment option
available

To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges.  The estimate assumes that you do not take withdrawals from the policy.

Lowest Annual Cost:                            Highest Annual Cost:
            $[   ]                                                            $[   ]

Assumes:                                              Assumes:
*Investment of                                    *Investment of
   $100,000                                               $100,000
*5% annual appreciation                   *5% annual appreciation
*Minimum Portfolio                           *Maximum Portfolio
  Company fees                                      Company fees
  and expenses                                       and expenses
*No sales charges                              *No sales charges
*No additional                                    *No additional
  purchase payments,                           purchase payments,
  transfers or                                          transfers or
  withdrawals                                         withdrawals

Fee Table; Charges

RISKS		CROSS-REFERENCE(S)
Risk of Loss.	You can lose money by investing in the policy.	Principal Risks of Investing in the Policy
Not a Short-Term Investment.
A policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed for individuals seeking long-term investments, generally for retirement or other long-term purposes.
Principal Risks of Investing in the Policy
Risks Associated with Investment Options.
An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment option(s) available under the policy (e.g., Portfolio Companies), if more than one investment option is made available in the future. Each investment option(s) (including any fixed account investment option) will have its own risks, and you should review the investment option(s) before making an investment decision.
Principal Risks of Investing in the Policy
Insurance Company Risks.
An investment in the policy is subject to the risks related to American Fidelity Assurance Company, including that any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company.  More information about American Fidelity Assurance Company, including financial strength ratings, is available by sending an email request to va.help@americanfidelity.com.
Principal Risks of Investing in the Policy
RESTRICTIONS		CROSS-REFERENCE(S)
Investments.
Money invested in the policy is invested exclusively in the Vanguard® VIF Total Stock Market Index Portfolio, which is currently the only investment option. We cannot guarantee that Vanguard® VIF Total Stock Market Index Portfolio will always be available for our variable annuity products.  If it should not be available, we will try to replace it with a comparable fund.  We reserve the right to substitute Portfolio Companies as investment options.
General Description of the Registrant, Depositor and Portfolio Company; The AFPR1ME GROWTH® Variable Annuity- Substitution
Optional Benefits.	N/A	N/A

TAXES	CROSS-REFERENCE(S)
Tax Implications.
You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the policy, and there is no additional tax benefit to you if the policy is purchased through a tax-qualified plan or individual retirement account (IRA).  Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Taxes
CONFLICTS OF INTEREST	CROSS-REFERENCE(S)
Investment Professional Compensation.
The policy is sold exclusively through financial professionals who are representatives of American Fidelity Assurance Company’s affiliated broker dealer and who are compensated for selling the policy to investors with a base salary and a commission. These investment professionals may have a financial incentive to offer the policy over another investment.
-Underwriter
Exchanges.
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own, and you should only exchange your policy if you determine, after comparing other features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing policy.
-Underwriter

OVERVIEW OF THE POLICY
In this summary, we discuss some of the important features of the group variable annuity contract.  You should read the entire prospectus for more detailed information about your account and Separate Account A.
The AFPR1ME GROWTH® Variable Annuity is a contract between (1) an employer, who is the contract owner on behalf of its participants, or an individual using the contract to fund an Individual Retirement Annuity, and (2) American Fidelity Assurance Company, which is the insurance company.  Money invested in the AFPR1ME GROWTH® Variable Annuity is invested in the Vanguard® VIF Total Stock Market Index Portfolio. The AFPR1ME GROWTH® Variable Annuity is designed for individuals seeking long-term investments, generally for retirement or other long-term purposes.  You should not become a participant in the AFPR1ME GROWTH® Variable Annuity if you are looking for a short-term investment or if you cannot afford to lose some or all of your investment. Your policy includes a basic death benefit that will pay your designated beneficiaries the contract value at the time of your death.
Like all deferred annuities, the annuity contract has two phases:  the accumulation phase and the annuity phase. During the accumulation phase, you invest money in your annuity, and your earnings accumulate on a tax-deferred basis.  You can withdraw money from your participant account during the accumulation phase, but federal income tax and penalties may apply. A qualified plan already provides tax-deferral; therefore, there should be other reasons for purchasing the policy pursuant to a qualified plan aside from the tax-deferral feature.
The annuity phase begins when you start receiving regular payments under the annuity income options from your participant account. If you annuitize, you will receive a stream of income payments, however, you will be unable to make withdrawals and death benefits will terminate.  Among other factors, the amount of the payments you may receive during the annuity phase will depend on the amount of money you invest in your participant account during the accumulation phase and on the investment performance of the Vanguard® VIF Total Stock Market Index Portfolio.
The money you invest in your AFPR1ME GROWTH® Variable Annuity is used to purchase, at net asset value, shares of Vanguard® VIF Total Stock Market Index Portfolio.  Additional information about the Vanguard® VIF Total Stock Market Index Portfolio is available in the Appendix(see “APPENDIX: Portfolios Available Under Your Contract”). Generally, the premium deposits you make are excludable from your gross income, and earnings are not taxed until you make a withdrawal.  If you withdraw any money before you are 59½, you may be charged a federal tax penalty on the taxable amounts withdrawn.  In most cases, the penalty is 10% on the taxable amounts.  All payments during the annuity period are taxable.
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering your policy or making withdrawals from your policy.  Please refer to your policy for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy your policy or make a purchase payment, or surrender or make withdrawals from your policy.  State premium taxes may also be deducted.
Transaction Expenses (as a percentage of purchase payments unless otherwise noted)
Sales Charge	3.00%*
Administrative Expense	0.25%
Minimum Death Benefit Expense	0.75%**
Per Payment Administrative Charge	$0.50
One-time Contract Certificate Fee	$15.00
*Waived for purchase payments of $2,000 or more.
**Not applicable after age 65.
The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including the portfolio company fees and expenses).

Annual Contract Expenses
	Current Fee	Maximum Fee
Base Contract Expenses (as a percentage of average account value)	0.96025%	0.96025%
The next table shows the minimum and maximum total operating expenses charged by Vanguard® VIF Total Stock Market Index Portfolio that you pay periodically during the time that you own the policy.  Additional information about the Vanguard® VIF Total Stock Market Index Portfolio’s annual expenses may be found at the back of this document (see Appendix: Portfolios Available Under Your Policy).
Annual Portfolio Company Expenses (expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	MINIMUM [ ]%	MAXIMUM [ ]%
Example
[TO BE UPDATED BY AMENDMENT]

The example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity contracts.  These costs include transaction expenses, annual contract expenses and annual portfolio company expenses.
This example also assumes that (i) you invest $100,000 in the policy for the time periods indicated, (ii) your investment has a 5% return each year, and (iii) the maximum fees and expenses of the portfolio company apply.  Although your actual costs may be higher or lower, based on these assumptions, the example shows the costs you would pay.  Because no surrender fees or deferred sales load charges apply, the expenses below show the amount you would pay regardless of whether you surrender your policy at the end of each time period or do not surrender your policy or if you annuitize.
1 Year	3 Years	5 Years	10 Years
$	$	$	$
PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risk of Loss.  You can lose money by investing in the policy.
Not a Short-Term Investment.  The policy is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings.  Withdrawals may be subject to tax penalties or other unfavorable treatment (see “Taxes” below).
Risks Associated with Investment Options.  Investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of Vanguard® VIF Total Stock Market Index Portfolio. You should review the Vanguard® VIF Total Stock Market Index Portfolio before making an investment decision.
Insurance Company Risk.  Investment in the policy is subject to the risks related to the Depositor, American Fidelity Assurance Company, including that any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company.

GENERAL DESCRIPTION OF THE REGISTRANT, DEPOSITOR AND PORTFOLIO COMPANY
American Fidelity Assurance Company
American Fidelity Assurance Company is an Oklahoma stock life insurance company incorporated under the laws of the State of Oklahoma in 1960.  Its principal executive offices are located at 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114, telephone number 1.800.662.1113.  American Fidelity Assurance Company is licensed to conduct life, annuity and accident and health insurance business in 49 states, the District of Columbia, Guam and American Samoa.

American Fidelity Assurance Company has been a wholly-owned subsidiary of American Fidelity Corporation since 1974.  The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership, through their respective trusts.  The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.
Separate Account A
American Fidelity Assurance Company’s board of directors adopted a resolution on May 7, 1968 to establish Separate Account A as a separate account under Oklahoma insurance law.  The inception date of Separate Account A was January 1, 1970 under the name American Fidelity Variable Annuity Fund A.  It was organized as an open-end diversified management investment company with its own portfolio of securities.  On January 1, 1999, Separate Account A became a unit investment trust.  Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.
The assets of Separate Account A are held in American Fidelity Assurance Company’s name on behalf of Separate Account A and legally belong to American Fidelity Assurance Company.  Under Oklahoma law, however, the assets of Separate Account A may not be charged with liabilities arising out of any other business activities of American Fidelity Assurance Company.  All income, gains and losses, realized or unrealized, are credited to or charged against Separate Account A contracts without regard to other income, gains and losses of American Fidelity Assurance Company. All income, gains, and losses credited to, or charged against, Separate Account A reflect Separate Account A’s own investment experience and not the investment experience of American Fidelity Assurance Company’s other assets. American Fidelity Assurance Company is obligated to pay all benefits and make all payments under the AFPR1ME GROWTH® Variable Annuity.
Vanguard® VIF Total Stock Market Index Portfolio
Separate Account A invests exclusively in the Vanguard® VIF Total Stock Market Index Portfolio. Information about the Vanguard® VIF Total Stock Market Index Portfolio, including its type of fund, investment advisor and any sub-advisor, current expenses and performance, is available in Appendix (see “Appendix: Portfolio Companies Available Under the Contract”).
More detailed information about the Vanguard® VIF Total Stock Market Index Portfolio can be found in the Vanguard Summary Prospectus. which may be amended from time to time and can be found online at [HYPERLINK].  You may obtain a full prospectus, statement of additional information and other information about the Vanguard® VIF Total Stock Market Index Portfolio free of charge by contacting our Annuity Services Department. Call us at 1.800.662.1113 x 8840  or e-mail us at va.help@americanfidelity.com.  You should read the Vanguard Summary Prospectus carefully before investing.
Voting Rights
American Fidelity Assurance Company is the legal owner of the Vanguard® VIF Total Stock Market Index Portfolio shares allocated to Separate Account A.  However, we believe that when Vanguard® VIF Total Stock Market Index Portfolio solicits proxies in conjunction with a shareholder vote, we are required to obtain instructions from participants as to how to vote those shares.  When we receive these instructions, we will vote all of the shares we own for the benefit of Separate Account A in proportion to those instructions.  This type of voting may allow a small number of participants to control the outcome of the vote.  Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
CHARGES
Charges and other expenses associated with the AFPR1ME GROWTH® Variable Annuity will reduce your investment return.  These charges and expenses are explained below.

Sales Charge	We deduct a 3% sales charge from each purchase payment to recover our distribution expenses. The sales charge will be waived for lump sum or purchase payments of $2,000 or more.
Insurance Charges Administrative Expenses
We deduct 0.25% of each purchase payment we receive to recover administrative expenses, including, but not limited to, salaries, printing, legal, actuarial and accounting fees.
We also charge an additional $0.50 administrative charge against each purchase payment (for the processing of each purchase payment received for each plan participant) and a one-time certificate issuance fee of $15 (which is applied toward the expense of setting up each new administrative record).

Minimum Death Benefit	A deduction of 0.75% of each purchase payment is made to cover our costs associated with the minimum death payment. This deduction is not applicable after you reach age 65.
Mortality and Expense Risk
We assume the risk that participants will live longer than we expect and that we will not have enough money to pay all of the annuity payments we are obligated to pay.  We receive 0.96025% on an annual basis (0.0026308% for each one-day valuation period) of average account value for mortality and expense risks assumed.  Of this amount, 0.85% is for mortality risks and 0.11025% is for expense risks.

Taxes Premium Taxes
Some states and other governmental entities, such as municipalities, charge premium or similar taxes.  We are responsible for paying these taxes and will deduct the amount of taxes paid on your behalf from the value of your participant account.  Some taxes are due when premium deposits are made; others are due when annuity payments begin.  Currently, we pay any premium taxes when they become payable to the states.  Premium taxes generally range from 0% to 3.5%, depending on the state.

Income Taxes	We may deduct from each contract any income taxes which the separate account may incur.
Portfolio Expenses
Deductions are taken from, and expenses paid out of, the assets of Vanguard® VIF Total Stock Market Index Portfolio.  Because Separate Account A purchases shares of Vanguard® VIF Total Stock Market Index Portfolio, the net assets of Separate Account A will reflect the total annual portfolio company operating expenses deducted from Vanguard® VIF Total Stock Market Index Portfolio assets.  You should read the Vanguard Summary Prospectus for information about such deductions.

THE AFPR1ME GROWTH® VARIABLE ANNUITY
About the Contract
The AFPR1ME GROWTH® Variable Annuity is a group annuity.  A group annuity is a contract between (1) an employer, who is the contract owner on behalf of its participants, or an individual using the contract to fund an Individual Retirement Annuity, and (2) an insurance company (in this case, American Fidelity Assurance Company), where the insurance company promises to pay the participant or someone else you choose an income in the form of annuity payments beginning on a date chosen.  The person upon whose life the policy is based is called the annuitant, even if that person is you.  If the annuitant dies during the accumulation phase, American Fidelity Assurance Company will pay a death benefit to your beneficiary.
We may change the AFPR1ME GROWTH® Variable Annuity at any time if required by state or federal laws.  After a contract has been in force for three years, we may change any term of the contract except that benefits already earned by participants cannot be decreased and guaranteed monthly life incomes cannot be decreased.  We will notify contract owners of any change at least 90 calendar days before a change will take effect.
Substitution
We cannot guarantee that Vanguard® VIF Total Stock Market Index Portfolio will always be available for our variable annuity products.  If it should not be available, we will try to replace it with a comparable fund. We reserve the right to substitute portfolio companies. A substitution of shares attributable to the contracts will not be made without prior notice to contract owners and participants and the prior approval of the SEC in conformity with the Investment Company Act of 1940.
Naming a Beneficiary
A beneficiary is the person or entity that you name to receive the benefit of your policy upon the death of the annuitant.  You name the beneficiary or beneficiaries at the time you become a participant in the contract, but you may change beneficiaries at a later date.  If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.
You can change the beneficiary of your policy at any time during the annuitant’s life, unless you name the person as an irrevocable beneficiary.  The interest of an irrevocable beneficiary cannot be changed without his or her written consent.
To change your beneficiary, you need to send a request on a form we accept to our home office.  The change will go into effect when signed, subject to any payments we make or actions we take before we record the change.  A change cancels all prior beneficiaries, except any irrevocable beneficiaries.  The interest of the beneficiary will be subject to any annuity option in effect at the time of the annuitant’s death.
 Frequent Purchases and Withdrawals
Market timing policies are designed to address the excessive short-term trading of investment company shares by a policy owner or policy owners that may be harmful to the remaining policy owners.  Although market timing is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive participants who engage in various long-term or passive investment strategies.  At this time, Separate Account A offers a single investment option, so it does not create the same opportunities for market timing that separate accounts offering multiple investment options create.  However, in order to minimize any opportunity for market timing activities which may be achieved by withdrawing funds and reinvesting in Separate Account A, we have adopted the following specific policies:
•
We deduct a sales charge, an administrative charge and a minimum death benefit charge from each purchase payment we receive.  While not designed specifically to discourage market timing activities these expenses have a tendency to discourage it.

•
After full redemption and cancellation of a participant’s account, no further purchase payments may be made on behalf of the participant.  In addition, if the value of any participant account falls below $1,000 as the immediate result of a withdrawal, that participant’s account may be terminated at our option.

•	We do not accept telephone transactions.
•
We have adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time.  This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.

If Separate Account A offers more than one investment option in the future, we may adopt additional policies to limit the possibility of market timing that might be accomplished by switching back and forth between investment options.

PURCHASING ACCUMULATION UNITS
Purchase Payments
In order to keep track of the value of your account during the accumulation phase, we use a measurement called an accumulation unit.  Each time you invest money with us, you are making a purchase payment.  Every purchase payment you make increases the number of accumulation units in your participant account.  You may make purchase payments at any time during the accumulation phase.  Your first purchase payment must be at least $20, and after that, each purchase payment must be at least $10.  You may increase, decrease or change the frequency of your purchase payments at any time.  We reserve the right to reject any application or purchase payment.
Once we receive your initial purchase payment and application, we will issue you a certificate evidencing your participation in the annuity contract.  A one-time $15 certificate fee will be deducted from your first purchase payment.  We will invest your net first purchase payment (after deducting Participant Transaction Expenses of 4% (or 1% if purchase payment is $2,000 or more) to cover sales, administrative and minimum death benefit charges, and $0.50 per purchase payment, plus, with respect to the first purchase payment, a one-time $15 certificate fee) within two business days of receiving it.  If you do not give us all of the information we need, we will contact you to get it.  If for some reason we are unable to complete the initial application process within five business days, we will either send your money back to you or get your permission to keep it until we get all of the necessary information.  After your initial purchase payment, we will credit all subsequent purchase payments to your participant account using the accumulation unit value next determined after receipt.  If we receive a purchase payment by 3:00 p.m., Central Time, we will apply same-day pricing to determine the number of accumulation units to credit to your account.
Accumulation Units
The value of your participant account will go up or down depending upon the investment performance of Vanguard® VIF Total Stock Market Index Portfolio and the expenses of, and deductions charged by, Separate Account A.  The value of your participant account is based on the number of accumulation units in your account and the value of the accumulation units.
We calculate the value of an accumulation unit after the New York Stock Exchange closes on each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, and then credit your participant account accordingly.  We determine the value of an accumulation unit by dividing the total value of net assets by the number of the outstanding accumulation units.  The value of an accumulation unit may go up or down from day to day.
The value of your account at any time before you begin receiving annuity payments is determined by multiplying the total number of accumulation units credited to your account by the current accumulation unit value.  When you make a purchase payment, we credit your participant account with accumulation units.  The number of accumulation units credited is determined by dividing the amount of the net purchase payment (after deducting the Participant Transaction Expenses described above and, with respect to the first purchase payment, a one-time $15 certificate fee) by the value of the accumulation unit.
Example
The following example illustrates how we calculate the number of accumulation units that should be credited to a participant account when purchase payments are made after the participant’s initial purchase payment.* On Thursday, we receive an additional purchase payment of $100 from you.  At 3:00 p.m., Central Time, on that Thursday, we determine that the value of an accumulation unit is $20.25.  We deduct the applicable Participant Transaction Expenses (described above) and then divide $95.50 by $20.25 and credit your participant account on Thursday night with 4.72 accumulation units.
Each participant is advised semiannually of the number of accumulation units credited to his or her account, the current accumulation unit value, and the total value of the account.
* A $15 certificate fee also will be deducted from the first purchase payment.

Underwriter
American Fidelity Securities, Inc., a wholly-owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The principal business address of American Fidelity Securities, Inc. is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.
The policies are sold exclusively through financial professionals who are registered representatives of the underwriter.  American Fidelity Securities, Inc.’s registered representatives are paid a base salary to serve American Fidelity Assurance Company’s existing customers and solicit new customers. They also receive a commission based on American Fidelity Assurance Company annuity policies that they sell and premium increases. This creates the conflict in that if they do not sell new policies or obtain premium increases, they do not get paid a commission.
RECEIVING PAYMENTS FROM THE ANNUITY
Annuity Date
Upon investing in the AFPR1ME GROWTH® Variable Annuity, you may select an annuity date, which is the month and year that you will begin receiving regular monthly income payments from the annuity.  You may select your desired annuity date at any time after your initial investment and you may change the annuity date if you choose; however, you must notify us of your desired annuity date at least 30 calendar days before you want to begin receiving annuity payments.  The annuity date may not be later than the earliest to occur of the distribution date required by federal law, the contract owner’s tax qualified plan or, if applicable, state law.
Selecting an Annuity Option
On your annuity date, we will begin making annuity payments in accordance with one of our annuity options.  If the value of your participant account is at least $5,000, you may choose from our various annuity options.  You must designate the annuity option you prefer at least 30 calendar days before your annuity date.  If you do not choose an annuity option, we will make annuity payments to you in accordance with Option 2 below.  If the value of your account is less than $1,000, we reserve the right to pay you the entire amount of your participant account in one lump sum on your annuity date.
Annuity Payments
Although we reserve the right to change the frequency of the payments, annuity payments are paid in monthly installments unless you elect to receive them quarterly, semi-annually or annually.  Electing to receive payments less frequently will increase the individual payment amount.  However, the amount of the quarterly, semi-annual or annual installments will be actuarially equivalent (mathematically equivalent) to the monthly installment.
Annuity payments may be made on a variable basis or on a fixed basis.  Payments made on a variable basis are based on the actual investment performance of Vanguard® VIF Total Stock Market Index Portfolio.  Payments made on a fixed basis are based on a dollar amount that is fixed as of the annuity date and an annual rate of interest of 4%.  If you choose a fixed annuity, your annuity payments will be based on an interest rate of 4% regardless of the actual performance of Vanguard® VIF Total Stock Market Index Portfolio.
If you choose to have any portion of your annuity payments based on a variable annuity option, the amount of your first annuity payment will be based on an assumed investment rate of 4.5%.  The amount of subsequent annuity payments you receive may be more or less than your initial payment depending on three things:
•	the value of your participant account on the annuity date,
•	the assumed investment rate of 4.5%, and
•	the performance of Vanguard® VIF Total Stock Market Index Portfolio.

After you receive your first annuity payment, if Vanguard® VIF Total Stock Market Index Portfolio’s actual performance exceeds the 4.5% assumed rate, your monthly annuity payments will increase.  Similarly, if the actual performance rate is less than 4.5%, your annuity payments will decrease relative to the first payment you received.  The amount of the first annuity payment will depend on the annuity option elected and the age of the annuitant at the time the first payment is due.
You may choose one of the following annuity options at any time during the accumulation period.  After your annuity payments begin, you cannot change your annuity option.
Option 1 Life Variable Annuity	We will make monthly payments during the life of the annuitant. If this option is elected, payments will stop when the annuitant dies.
Option 2 Life Variable Annuity with Payments Certain
We will make monthly payments for the guaranteed period selected and thereafter during the life of the annuitant.  When the annuitant dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant’s death.  If the beneficiary dies before the end of the guaranteed period, the present value of the remaining payments will be paid to the estate of the beneficiary based on an annual compound interest rate of 3.5%.  The guaranteed period may be 10 years, 15 years or 20 years.

Option 3 Unit Refund Life Variable Annuity
We will make monthly payments during the lifetime of the annuitant.  Upon the annuitant’s death, we will make an additional payment equal to the value at the date of death of the number of variable annuity units equal to the excess, if any, of (a) the total amount applied under this option divided by the variable annuity unit value on the annuity date over (b) the variable annuity units represented by each annuity payment multiplied by the number of annuity payments paid prior to death.

Option 4 Joint and Survivor Annuity
We will make monthly payments during the joint lifetime of the annuitant and a joint annuitant.  Payments will continue during the lifetime of the surviving annuitant based on 66 2/3% of the annuity payment in effect during the joint lifetime.  If the joint annuitant is not the annuitant’s spouse, this annuity option may not be selected if, as of the annuity date, the present value of the annuity payments which would be payable to the joint annuitant exceeds 49% of the present value of all payments payable to the annuitant and the joint annuitant.

Option 5 Fixed Annuity	You may elect forms of fixed annuities that have essentially the same characteristics as Annuity Options 1 through 4 above.
You may change your annuity option by written request at any time before you begin receiving annuity payments.  Any change must be requested at least 30 calendar days before the annuity date.  If an option is based on life expectancy, we may require proof of the payee’s date of birth.
After your annuity payments begin, you may not make withdrawals any of account value amounts.
SURRENDERS AND WITHDRAWALS
You may redeem all or part of the accumulation units in your participant account at any time before we begin making annuity payments to you.  The redemption value of your account is equal to the value of the accumulation units in your account next computed after we receive the request for redemption.  There is no assurance that the redemption value of your participant account will equal or exceed the aggregate amount of purchase payments.  We do not charge any administrative fees for withdrawals.
If you redeem part of the accumulation units in your account, the number of accumulation units in your participant account will decrease.  The reduction in the number of accumulation units will equal the amount withdrawn divided by the applicable accumulation unit value next computed after we receive the redemption request.  If a partial redemption reduces the value of your participant account to less than $1,000, we reserve the right to pay you the cash value of all of the accumulation units in your account and cancel your account.
A participant’s request for redemption should be submitted to us in writing on a form we accept, with the signature of the person in whose name the participant account is registered.  In certain instances, we may require additional documents, such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.  All proper redemption requests received before 3:00 p.m., Central Time, will receive same-day pricing.

Payments for units redeemed will be mailed within three to five business days after we receive a request that is in good order.  However, we may delay the mailing of a redemption check for recently purchased accumulation units until such time as the payment check has cleared.  Redemption rights may be suspended or payment postponed at times when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted;
•
an emergency exists as a result of which disposal by Vanguard® VIF Total Stock Market Index Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for Vanguard® VIF Total Stock Market Index Portfolio to determine the value of its net assets; or

•	for such other periods as the SEC may by order permit for the protection of participants.
Although the contract does not have a “free-look” provision, you may withdraw money at any time during the accumulation phase.  No fees are charged for withdrawals. If the contract is returned to us or our representative within 30 calendar days after it is delivered, we will refund the greater of the purchase payments paid or the account value. Restrictions exist under federal income tax law concerning when you can make withdrawals from a qualified plan.  In addition, certain adverse tax consequences may result from withdrawals, as explained below under “Taxes” and in the related discussion of our Statement of Additional Information.
BENEFITS AVAILABLE UNDER THE POLICY
The following table summarizes information about the benefits available under the contract.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Pays beneficiary in the event of participant’s death before receipt of annuity payments.	Standard	0.75%* (of each purchase payment).	Withdrawals may significantly reduce the benefit.
* Not applicable after age 65.
Death Benefit
In the event of a participant’s death before receipt of annuity payments, death proceeds are payable to the person’s named beneficiary in an amount equal to:
•	the value of the participant’s account as of the valuation date (the date on which we have received both written notice of death and the beneficiary’s written instructions), or
•	if greater, and if the participant’s death occurs before age 65, 100% of the total purchase payments made by the participant, less any redemptions.
Payments normally are made within seven calendar days of receipt of notice.
If a participant dies during the annuity period, we will pay any remaining guaranteed payments to:
•	the participant’s beneficiary, or
•	the participant’s estate, if no beneficiary survives.
Any payments made to a beneficiary must be made on a payment schedule at least as rapid as that made to the participant.

A beneficiary who is the spouse of a deceased participant may choose to receive the death benefit in any form that the participant could have chosen to receive annuity payments.  Federal tax law requires that annuity contracts issued after January 18, 1985 restrict the length of time over which non-spouse beneficiaries may elect to receive death benefit proceeds.  Contracts issued after January 18, 1985 provide that non-spouse beneficiaries must either:
•	take a total distribution within five years of the death of the participant, or
•	by the end of the year following the participant’s death, begin receiving payments for a period not to exceed the expected lifetime of the beneficiary.
LOANS
Loans are not allowed under the policy.
TAXES
NOTE: The following is a description of federal income tax law applicable to tax-qualified annuities that are used in connection with Qualified Retirement Plans in general and is not intended as tax advice. American Fidelity Assurance Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as “Annuity Contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws. You should seek competent tax advice regarding the matters discussed in this Prospectus and the Statement of Additional Information.
General
Section 72 of the Internal Revenue Code of 1986, as amended (the “Code”), governs taxation of annuities in general. A participant is not taxed on increases in the value of his or her participant account until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the participant’s cost basis, which may be zero. The taxable portion of a lump sum payment is taxed at ordinary income tax rates.
For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. For traditional IRAs, SEPs and salary reduction SEPs, the exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the participant’s cost basis (adjusted for any period certain or refund feature) bears to the expected return under the contract. For traditional IRAs, SEPs and salary reduction SEPs, the exclusion amount for payments based on a variable annuity option is determined by dividing the participant’s cost basis (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. Payments received after the participant’s investment has been recovered (i.e., when the total of the excludable amounts equal the participant’s investment) are fully taxable. The taxable portion is taxed at ordinary income rates. For Section 401(a), 401(k), and 403(a) qualified pension, profit-sharing or annuity plans and 403(b) tax-deferred annuities, the exclusion amount is generally determined by dividing the cost-basis of the contract by the anticipated number of payments to be made under the contract. Participants, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.
Qualified Plans
The contracts offered by the Prospectus are designed to be suitable for use under various types of retirement plans (“Qualified Plans”) that receive favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”).
Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Participants, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law and the terms of the Qualified Plan. Each purchaser should obtain competent tax advice prior to participating in a contract issued under a qualified plan.

Multiple IRA Contracts
For purposes of determining the tax consequences of any distributions made pursuant to IRAs, SEPs and salary reduction SEPs (“IRA Contracts”), all IRA Contracts are treated as one contract and all distributions during a taxable year are treated as one distribution.
Tax Treatment of Distributions
Special Tax Treatment for Lump Sum Distributions from Qualified Plans. If the taxpayer receives an amount from a contract issued pursuant to a Qualified Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. The plan administrator should provide the taxpayer with information about the tax treatment of a lump sum distribution at the time the distribution is made.
Special Rules for Distributions that are Rolled Over.  Special rules apply to a distribution from a contract that relates to a Qualified Plan Contract or a rollover IRA Contract if the distribution is properly rolled over to another Qualified Plan or a traditional IRA within 60 days of receipt in accordance with the provisions of the Code. These special rules allow for the rollover to occur without taxation but only apply to distributions that qualify as “eligible rollover distributions” under the Code.
Distributions in the Form of Annuity Payments. If any distribution from a Qualified Plan Contract is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to the taxpayer’s “after-tax” contributions to the contract (and any other cost basis in the contract). To the extent the annuity payment exceeds such portion, it is includable in income. The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. If the annuity payments continue after all excludable amounts have been paid, such additional payments will generally be fully included in income.
Penalty Tax on Withdrawals prior to age 59½. Generally, there is a penalty tax equal to 10% of the portion of any payment prior to age 59½ from a Qualified Plan Contract that is included in income unless the withdrawal is by reason of death, disability, or as part of a series of payments for life or life expectancy following a separation from service or other exceptions which may apply.
Required Distributions. A Qualified Plan or IRA Contract (other than a Roth IRA) must meet certain rules concerning required distributions that are set forth in the Code, including:
•
For Qualified Plans, required distributions generally must start by April 1 of the calendar year following the later of the calendar year in which the taxpayer reaches age 72 or the calendar year in which the taxpayer retires;

•	For IRA Contracts (other than a Roth IRA), required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 72; and
•	When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.
In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer’s death. The applicable plan documents will contain such rules.
Income Tax Withholding
All distributions or the portion thereof which is includible in the gross income of the participant are subject to federal income tax. Generally, amounts are withheld from periodic payments at the rate of 10% from non-periodic payments. However, the participant, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.
Certain distributions from Qualified Plans which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; (b) distributions which are required minimum distributions; (c) distributions made upon hardship of the employee; or (d) the portion of the distributions not includible in gross income (i.e., returns of after-tax contributions).  Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Withdrawal Limitations
The Code limits the withdrawal of purchase payments made by owners from certain tax-deferred annuities and 401(k) Plans. Withdrawals from these types of plans can only be made when an owner:
•	reaches age 59½;
•	leaves his/her job;
•	dies; or
•	becomes disabled (as that term is defined in the Code).
A withdrawal may also be made in the case of hardship, and in the case of employees affected by certain federally declared disasters, if allowed by the plan; however, the owner can only withdraw purchase payments and not any earnings.  Beginning in 2019, hardship distribution can be made from employer contributions as well as earning on contributions.  Additionally, a withdrawal may be made in situations to which Section 72(t)(2)(G) of the Code applies (regarding individuals called to active military duty).
LEGAL PROCEEDINGS
There are no material pending legal proceedings affecting Separate Account A, American Fidelity Assurance Company or American Fidelity Securities, Inc.
FINANCIAL STATEMENTS
The financial statements of American Fidelity Separate Account A and of American Fidelity Assurance Company are included in the Statement of Additional Information.

APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT
[TO BE UPDATED BY AMENDMENT]

 The following is a list of Portfolio Companies available under the policy.  More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at [HYPERLINK].  You can also request this information at no cost by calling 1.800.662.1113 x 8840  or by sending an email request to va.help@americanfidelity.com.
The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your policy may charge.  Expenses would be higher and performance would be lower if these other charges were included.  Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Seeks to track the performance of a benchmark index that measures the investment return of the overall U.S. stock market	Vanguard® VIF Total Stock Market Index Portfolio Advisor: The Vanguard Group, Inc.	[ ]%	[ ]%	[ ]%	[ ]%

To learn more about the variable annuity and Separate Account A, you should read our Statement of Additional Information dated May 1, 2021, as amended or supplemented, which is incorporated by reference into this Prospectus.      The Statement of Additional Information is available, without charge, upon request. You can view a copy of the Statement of Additional Information online at [HYPERLINK] or you can request a copy by calling 1.800.662.1113 x 8840  or by sending an email request to va.help@americanfidelity.com.
Reports and other information about the Registrant are available on the Securities Exchange Commission website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract No.: C000027244

 AFPR1ME GROWTH® Variable Annuity
issued by
American Fidelity Separate Account A
and
American Fidelity Assurance Company
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
This Statement of Additional Information (“SAI”) is not a Prospectus. This SAI relates to the Prospectus for the AFPR1ME GROWTH® Variable Annuity dated the same date as the SAI. The Prospectus sets forth information that a prospective investor should know before investing.  For a copy of the Prospectus,
call us at:	e-mail us at:
1.800.662.1113 x 8840	va.help@americanfidelity.com

TABLE OF CONTENTS
Page
General Information and History	1
Non-Principal Risks of Investing in the AFPRIME GROWTH® Variable Annuity	1
Annuity Payments	1
Offering of the AFPR1ME GROWTH® Variable Annuity	2
Financial Statements	3

GENERAL INFORMATION AND HISTORY
American Fidelity Separate Account A is offering the AFPR1ME GROWTH® Variable Annuity to (1) employers for use in qualified retirement plans and (2) individuals using the contract to fund an Individual Retirement Annuity.
The depositor, American Fidelity Assurance Company, was organized in Oklahoma in 1960 and is a wholly owned subsidiary of American Fidelity Corporation, a Nevada insurance holding company. American Fidelity Assurance Company is licensed to conduct life, annuity and accident and health insurance business in 49 states, the District of Columbia, Guam and American Samoa.
American Fidelity Assurance Company’s board of directors adopted a resolution on May 7, 1968 to establish Separate Account A as a separate account under Oklahoma insurance law.  The inception date of Separate Account A was January 1, 1970 under the name American Fidelity Variable Annuity Fund A.  It was organized as an open-end diversified management investment company with its own portfolio of securities.  On January 1, 1999, Separate Account A became a unit investment trust.  Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940
 The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership, through their respective trusts.
NON-PRINCIPAL RISKS OF INVESTING IN THE AFPR1ME GROWTH® VARIABLE ANNUITY
The non-principal risks of investing in the AFPR1ME GROWTH® Variable Annuity are described in the prospectus.
ANNUITY PAYMENTS
Upon investing in the AFPR1ME GROWTH® Variable Annuity, you will select an annuity date, which is the month and year that you will begin receiving regular monthly income payments from the annuity.  Annuity payments may be made on a variable basis and/or a fixed basis.
Fixed Annuity Payments
The dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the 4% annuity table in the contract.  The fixed annuity provides a 4% annual guaranteed interest rate on all annuity options.  American Fidelity Assurance Company may pay or credit excess interest on a fixed annuity at its discretion.
Variable Annuity Payments
A participant may elect a variable annuity payout.  Variable annuity payments reflect the investment performance of the Vanguard® VIF Total Stock Market Index Portfolio during the annuity period.  Variable annuity payments are not guaranteed as to dollar amounts.
American Fidelity Assurance Company will determine the first annuity payment by using the 4.5% annuity table in the contract.  It shows the dollar amount of the first monthly payment which can be purchased with each $1,000 of value in a participant account after deducting any applicable premium taxes.
The value of a participant account is determined by multiplying the participant’s accumulation units by the accumulation unit value on the fourteenth calendar day before the first annuity payment.  The first annuity payment varies according to the annuity option selected and the participant’s age.

1

American Fidelity Assurance Company will determine the number of annuity units payable for each payment by dividing the dollar amount of the first annuity payment by the annuity unit value on the annuity date.  This sets the number of annuity units.  The number of annuity units payable remains the same unless a participant transfers a portion of the annuity benefit to a fixed annuity.  The dollar amount is not fixed and will change from month to month.
The dollar amount of annuity payments after the first payment is determined by multiplying the fixed number of annuity units per payment by the annuity unit value on the fourteenth calendar day preceding the payment date.  The result is the dollar amount of the payment.
Annuity Unit
The value of an annuity unit is determined by multiplying the value of an annuity unit for the immediately preceding period by the product of (1) the net investment factor for the fourteenth calendar day prior to the valuation date for which the value is being determined, and (2) 0.9998794.
Variable Annuity Formulas
The following formulas summarize the annuity payment calculations described above:

Number of Variable Annuity Units=        Dollar Amount of First Monthly Payment
Variable Annuity Unit Value on Date of First Payment
Value of Annuity                                              Net Investment Factor
Annuity Unit Value  =          Unit on Preceding     X     0.9998794   X       for 14th Day Preceding
Valuation Date                                                 Current Valuation Date
Dollar Amount                                   Number of Annuity Unit Value
of Second and                = Annuity Units               X for Period in Which
Subsequent Annuity                       Per Payment Payment is Due
Payments

OFFERING OF THE AFPR1ME GROWTH® VARIABLE ANNUITY
American Fidelity Separate Account A offers the AFPR1ME GROWTH® Variable Annuity to (1) employers for use in qualified retirement plans and (2) individuals using the contract to fund an Individual Retirement Account.  The AFPR1ME GROWTH® Variable Annuity is issued by American Fidelity Assurance Company in the form of group contracts between American Fidelity Assurance Company and the employer or an individual using the contract to fund an Individual Retirement Annuity.
Underwriter
American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The policies are offered on a continuous basis.  The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account A for 2020, 2019 and 2018 were $51,495, $58,381, and $65,457, respectively.
Custodian and Independent Registered Public Accounting Firm
The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account A required by Section 31(a) of the Investment Company Act of 1940 is set forth in Separate Account A’s most recent report on Form N-CEN.
The financial statements of American Fidelity Separate Account A and the financial statements and schedules of American Fidelity Assurance Company included in this Statement of Additional Information have been audited by [    ], Independent Registered Public Accounting Firm, as stated in its reports appearing herein.  [    ]’s address is [   ].

2

[Report of Independent Registered Accounting Firm to be provided by post-effective amendment.]
Investment Consultant
InvesTrust Consulting, LLC, 5100 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and American Fidelity Assurance Company.  Under the investment consultant agreement, from time to time, InvesTrust Consulting, LLC provides certain reports and information to Separate Account A and American Fidelity Assurance Company.  InvesTrust Consulting, LLC is an indirect subsidiary of American Fidelity Corporation, which owns 100% of American Fidelity Assurance Company.
American Fidelity Assurance Company, the separate account’s depositor, pays any compensation payable to InvesTrust Consulting, LLC for services provided to Separate Account A.  InvesTrust Consulting received $59,054, $58,435and $61,388 for services provided to Separate Account A in 2020, 2019 and 2018, respectively.
Legal Opinion
McAfee & Taft A Professional Corporation has provided advice on certain matters relating to the federal securities and income tax laws applicable to the contracts.
FINANCIAL STATEMENTS
The following are the financial statements of American Fidelity Separate Account A and the financial statements and schedules of American Fidelity Assurance Company.  The financial statements of American Fidelity Assurance Company should be considered only as bearing on the ability of American Fidelity Assurance Company to meet its obligations under the contracts; they should not be considered as bearing on the investment performance of the assets held in Separate Account A.
[Financial Statements to be provided by post-effective amendment.]

3

PART C
OTHER INFORMATION
ITEM 27 EXHIBITS
Exhibit
Number
1.1	-
Resolution adopted by the Board of Directors of American Fidelity Assurance Company on May 7, 1968, authorizing establishment of the Registrant.  Incorporated by reference to Exhibit 1.1 to Post-Effective Amendment No. 43 to Registrant’s registration statement on Form N-4 filed on November 25, 1998.  https://www.sec.gov/Archives/edgar/data/5007/0000909334-98-000092-index.html

1.2	-
Resolution adopted by the Board of Directors of American Fidelity Assurance Company on April 6, 1998, authorizing reorganization of the Registrant as a unit investment trust.  Incorporated by reference to Exhibit 1.2 to Post-Effective Amendment No. 43 to Registrant’s registration statement on Form N-4 filed on November 25, 1998. https://www.sec.gov/Archives/edgar/data/5007/0000909334-98-000092-index.html

1.3	-
Resolution adopted by the Board of Managers of the Registrant on March 19, 1998, authorizing reorganization of the Registrant as a unit investment trust.  Incorporated by reference to Exhibit 1.3 to Post-Effective Amendment No. 43 to Registrant’s registration statement on Form N-4 filed on November 25, 1998. https://www.sec.gov/Archives/edgar/data/5007/0000909334-98-000092-index.html

3	-
Amended and Restated Principal Underwriter’s Agreement between the Registrant, American Fidelity Securities, Inc. and American Fidelity Assurance Company, effective as of June 10, 2006.  Incorporated by reference to Exhibit 3 to Post-Effective Amendment No. 55 to Registrant’s registration statement on Form N-4 filed on April 30, 2007. https://www.sec.gov/Archives/edgar/data/5007/000090933407000135/afsaaex3-123106.htm

3.1	-
First Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2009.  Incorporated by reference to Exhibit 3.1 to Registrant’s Registration Statement on Post-Effective Amendment No. 66 to Form N-4 filed on April 27, 2018. https://www.sec.gov/Archives/edgar/data/5007/000106112818000044/exhibit31firstamedment.htm

3.2	-
Second Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated April 20, 2012.  Incorporated by reference to Exhibit 3.1 to Post-Effective Amendment No. 60 to Registrant’s registration statement on Form N-4 filed on April 30, 2012. https://www.sec.gov/Archives/edgar/data/5007/000106112812000041/exhibit3-1.htm

3.3	-
Third Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2015.  Incorporated by reference to Exhibit 3.3 to Registrant’s Registration Statement on Post-Effective Amendment No. 66 to Form N-4 filed on April 27, 2018. https://www.sec.gov/Archives/edgar/data/5007/000106112818000044/exhibit33thirdamendment.htm

3.4	-
Fourth Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated May 24, 2018. Incorporated by reference to Exhibit 3.4 to Post-Effective Amendment No. 69 to Registrant’s registration statement on Form N-4 filed on April 30, 2020. https://www.sec.gov/Archives/edgar/data/5007/000106112820000029/34fourthamendment.htm

4.1	-
Form of Variable Annuity Master Contract.  Incorporated by reference to Exhibit 4.1 to Post-Effective Amendment No. 43 to Registrant’s registration statement on Form N-4 filed on November 25, 1998. https://www.sec.gov/Archives/edgar/data/5007/0000909334-98-000092-index.html

4.2	-
Form of Variable Annuity Contract Certificate.  Incorporated by reference to Exhibit 4.2 to Post-Effective Amendment No. 43 to Registrant’s registration statement on Form N-4 filed on November 25, 1998. https://www.sec.gov/Archives/edgar/data/5007/0000909334-98-000092-index.html

5	-
Forms of Variable Annuity Application.  Incorporated by reference to Exhibit 5 to Post- Effective Amendment No. 43 to Registrant’s registration statement on Form N-4 filed on November 25, 1998. https://www.sec.gov/Archives/edgar/data/5007/0000909334-98-000092-index.html

6.1	-
Articles of Incorporation of American Fidelity Assurance Company, as amended.  Incorporated by reference to Exhibit 6.1 to Post-Effective Amendment No. 43 to Registrant’s registration statement on Form N-4 filed on November 25, 1998. https://www.sec.gov/Archives/edgar/data/5007/0000909334-98-000092-index.html

6.2	-
Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.  Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 42 to Registrant’s registration statement on Form N-4 filed on April 24, 1998. https://www.sec.gov/Archives/edgar/data/5007/0000950134-98-003520-index.html

8.1	-
Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.  Incorporated by reference to Exhibit 8.1 to Post-Effective Amendment No. 63 to Registrant’s registration statement on Form N-4 filed on April 30, 2015.  https://www.sec.gov/Archives/edgar/data/5007/000106112815000018/exhibit8-1.htm

8.2	-
Amendment to Participation Agreement (22c-2 Agreement) dated July 12, 2006 to Participation Agreement dated March 30, 2005 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 63 to Registrant’s registration statement on Form N-4 filed on April 30, 2015.  https://www.sec.gov/Archives/edgar/data/5007/000106112815000018/exhibit8-2.htm

8.3	-
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010. Assurance Company.  Incorporated by reference to Exhibit 8.3 to Post-Effective Amendment No. 63 to Registrant’s registration statement on Form N-4 filed on April 30, 2015.  https://www.sec.gov/Archives/edgar/data/5007/000106112815000018/exhibit8-3.htm

8.4	-
Amendments dated January 2, 2014 to Schedules A and B of Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005, as amended. Incorporated by reference to Exhibit 8.4 to Post-Effective Amendment No. 63 to Registrant’s registration statement on Form N-4 filed on April 30, 2015.  https://www.sec.gov/Archives/edgar/data/5007/000106112815000018/exhibit8-4.htm

8.5
Amended and Restated Investment Consultant Agreement effective October 30, 2017 between American Fidelity Assurance Company and InvesTrust Consulting, L.L.C. Incorporated by reference to Exhibit 8.5 to Registrant’s Registration Statement on Post-Effective Amendment No. 66 to Form N-4 filed on April 27, 2018.  https://www.sec.gov/Archives/edgar/data/5007/000106112818000044/exhibit85.htm

9*	-	Opinion and Consent of Counsel.
10**	-	Consent of Independent Registered Public Accounting Firm.

11*	-	Form of Initial Summary Prospectus
12*	-	Power of Attorney
99*		Relationship chart
*		Filed herewith.
**		To be filed by Post-Effective Amendment.

ITEM 28 DIRECTORS AND OFFICERS OF THE DEPOSITOR
The following are the executive officers and directors of American Fidelity Assurance Company (“AFA”):
Name and Business Address	Positions and Offices with AFA
Gregory S. Allen 1515 London Road Charlottesville, Virginia 22901	Director
John M. Bendheim, Jr. 361 Canon Drive Beverly Hills, California 90210	Director
Ronald J. Byrne 9000 Cameron Parkway Oklahoma City, OK 73114	Senior Vice President
Lynda L. Cameron 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Director
William M. Cameron 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Chairman of the Board, Chief Executive Officer, Director
John Cassil 9000 Cameron Parkway Oklahoma City, OK 73114	Senior Vice President, Chief Financial Officer, Treasurer
William E. Durrett 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Chairman of the Board, Director
Charles R. Eitel 2209 Miramonte Court Naples, Florida 34105	Director
Theodore M. Elam 8th Floor, Two Leadership Square 211 North Robinson Oklahoma City, Oklahoma 73102	Director
Lynn Fritz 3909 Frei Road Sebastopol, CA 95472	Director
Caroline Ikard 9000 Cameron Parkway Oklahoma City, OK 73114	Director
Christopher T. Kenney 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Vice President, General Counsel, Secretary
Paula Marshall 2727 East 11th Street Tulsa, Oklahoma 74104	Director
Tom J. McDaniel 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Director
Stephen M. Prescott, M.D. 825 N.E. 13th St. Oklahoma City, OK 73104	Director

Jeanette Rice 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	President, Chief Operations Officer
Henry Sohn 45B Portage Avenue Palo Alto, CA 94306	Director
Gary E. Tredway 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Executive Vice President

ITEM 29   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
             DEPOSITOR OR REGISTRANT
A relationship chart is included as Exhibit 99.  The subsidiaries of American Fidelity Assurance Company reflected in the chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.
ITEM 30      INDEMNIFICATION
The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:
(a) American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys’ fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.
(b) American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company.  The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company.  Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.
(c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with such defense.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 31     PRINCIPAL UNDERWRITERS
(a) American Fidelity Securities, Inc. is the sole underwriter for American Fidelity Separate Account A, American Fidelity Separate Account B and American Fidelity Separate Account C.

(b) The following persons are the officers and directors of American Fidelity Securities.  The principal business address for each of the following officers and directors is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.
Name and Principal Business Address	Positions and Offices with Underwriter
Timothy H. Bolden	Director, Vice-President AML; Investment Company and Variable Contract Products Principal
Sal Cristofaro	Chief Operations Officer; Investment Company and Variable Contract Products Principal; Introducing Broker-Dealer Financial and Operations Principal
Rafael Garcia	Director; Investment Company and Variable Contract Products Principal
Cherie L. Horsfall	Assistant Vice President; Investment Company and Variable Contract Products Principal
Christopher T. Kenney	Director, Chairman of the Board, Chief Executive Officer and President; Investment Company and Variable Contract Products Principal
Linda Overfield	Assistant Vice President AML, Privacy and Licensing; Investment Company and Variable Contract Products Principal
Jennifer Wheeler	Vice President, Chief Compliance Officer and Secretary; Investment Company and Variable Contract Products Principal
Shirley K. Williams	Assistant Vice President, Chief Financial Officer and Treasurer; Financial and Operations Principal
(c) The net underwriting discounts and commissions received by American Fidelity Securities, Inc. from the Registrant in 2020 were $51,495, representing the 3% sales fee deducted from purchase payments to the Registrant.  It received no other commission or compensation from or on behalf of the Registrant during the year.
ITEM 32      LOCATION OF ACCOUNTS AND RECORDS
This information is included in the Registrant’s most recent report on Form N-CEN.

ITEM 33      MANAGEMENT SERVICES
Not applicable.
ITEM 34      FEE REPRESENTATION
American Fidelity Assurance Company hereby represents that the fees and charges deducted under the Variable Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.
OTHER REPRESENTATIONS
American Fidelity Assurance Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that American Fidelity Assurance Company has:
1. Included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2. Included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3. Instructed sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4. Obtained from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on February 25, 2021.
AMERICAN FIDELITY SEPARATE ACCOUNT A (Registrant)
By:	American Fidelity Assurance Company (Depositor)
By:	/s/Ronald J. Byrne
Ronald J. Byrne, Senior Vice President
AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)
By:	/s/Ronald J. Byrne
Ronald J. Byrne, Senior Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities set for as of February 25, 2021.

Signature
/s/Lynn Fritz*
Gregory S. Allen, Director	Lynn Fritz, Director
/s/John M. Bendheim*
John M. Bendheim, Director	Caroline Ikard, Director
/s/Ronald J. Byrne*
Ronald J. Byrne, Senior Vice President	Paula Marshall, Director
/s/Tom J. McDaniel*
Lynda L. Cameron, Director	Tom J. McDaniel, Director
/s/William M. Cameron*	/s/Stephen M. Prescott*
William M. Cameron, Chairman of the Board and Chief Executive Officer	Stephen M. Prescott, Director
/s/John Cassil*	/s/Jeanette Rice*
John Cassil, Senior Vice President, Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)	Jeanette Rice, President and Chief Operations Officer (Principal Executive Officer)
/s/Henry Sohn*
William E. Durrett, Senior Chairman of the Board and Director	Henry Sohn, Director

Charles R. Eitel, Director
/s/Theodore M. Elam*
Theodore M. Elam, Director

*By: /s/Christopher T. Kenney
Christopher T. Kenney, Attorney in fact,
pursuant to the Power of Attorney filed herewith.

INDEX TO EXHIBITS
EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING
1.1	Resolution adopted by the Board of Directors of American Fidelity Assurance Company on May 7, 1968, authorizing establishment of the Registrant.	Incorporated by reference
1.2	Resolution adopted by the Board of Directors of American Fidelity Assurance Company on April 6, 1998, authorizing reorganization of the Registrant as a unit investment trust.	Incorporated by reference
1.3	Resolution adopted by the Board of Managers of the Registrant on March 19, 1998, authorizing reorganization of the Registrant as a unit investment trust.	Incorporated by reference
3	Amended and Restated Principal Underwriter’s Agreement between the Registrant, American Fidelity Securities, Inc. and American Fidelity Assurance Company, effective as of July 10, 2006.	Incorporated by reference
3.1
First Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2009.
Incorporated by reference
3.2
Second Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated April 20, 2012.
Incorporated by reference
3.3
Third Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2015.
Incorporated by reference
3.4
Fourth Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated May 24, 2018.
Incorporated by reference
4.1	Form of Variable Annuity Master Contract.	Incorporated by reference
4.2	Form of Variable Annuity Contract Certificate.	Incorporated by reference
5	Forms of Variable Annuity Application.	Incorporated by reference
6.1	Articles of Incorporation of American Fidelity Assurance Company, as amended.	Incorporated by reference
6.2	Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.	Incorporated by reference
8.1	Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.	Incorporated by reference
8.2
Amendment to Participation Agreement (22c-2 Agreement) dated July 12, 2006 to Participation Agreement dated March 30, 2015 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.
Incorporated by reference

8.3
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010.
Incorporated by reference
8.4
Amendments dated January 2, 2014 to Schedules A and B of Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005, as amended.
Incorporated by reference
8.5	Amended and Restated Investment Consultant Agreement effective October 30, 2017 between American Fidelity Assurance Company and InvesTrust Consulting, L.L.C.	Incorporated by reference
9	Opinion and Consent of Counsel.	Filed herewith
10	Consent of Independent Registered Public Accounting Firm.	To be filed by post-effective amendment
11	Form of Initial Summary Prospectus	Filed herewith
12	Power of Attorney	Filed herewith
99	Relationship chart.	Filed herewith